Expense Example - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund
Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978